Great-West Variable Annuity Account A

                Financial Statements and Financial Highlights for the Six Months Ended June 30, 2002 and the Year Ended December 31, 2001

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30,2002
UNAUDITED

------------------------------------------------------------------------------------------------------------------------


ASSETS:
      Investments in securities, market value  (1)                                                $           6,145,143
      Cash                                                                                                      208,157
      Dividends and interest receivable                                                                          17,447
      Due from affiliate                                                                                        239,624
                                                                                                    --------------------

             Total assets                                                                                     6,610,371
                                                                                                    --------------------

LIABILITIES:
      Contract benefits payable                                                                                     924
                                                                                                    --------------------

NET ASSETS                                                                                        $           6,609,447
                                                                                                    ====================

NET ASSETS REPRESENTED BY:
      Accumulation units - 432,388 units at $14.1927                                              $           6,136,762
      Reserves for annuities in course of payment                                                               472,685
                                                                                                    --------------------

NET ASSETS                                                                                        $           6,609,447
                                                                                                    ====================

(1)  Cost of investments in securities:                                                           $           5,363,033

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
PERIOD ENDED JUNE 30, 2002
UNAUDITED

-------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                        $               463
     Dividends                                                                                                    65,195
                                                                                                       ------------------

     Total income                                                                                                 65,658
                                                                                                       ------------------


EXPENSES:
     Administration                                                                                                9,310
     Mortality risks                                                                                              12,588
     Investment management and advisory services                                                                  15,172
     Expense risks                                                                                                 2,242     **
                                                                                                       ------------------

     Total expenses                                                                                               39,312
                                                                                                       ------------------

NET INVESTMENT INCOME                                                                                             26,346
                                                                                                       ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                             63,196
     Change in net unrealized appreciation on investments                                                          5,417
                                                                                                       ------------------

     Net unrealized gain on investments                                                                           68,613
                                                                                                       ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $            94,959
                                                                                                       ==================

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------------


                                                                                          2002                 2001
                                                                                    -----------------    -----------------
                                                                                         UNAUDITED
OPERATIONS:
      Net investment income                                                       $           26,346   $           55,124
      Net realized gain (loss) on investments                                                 63,196              (77,541)
      Change in net unrealized appreciation on investments                                     5,417             (132,658)
                                                                                    -----------------    -----------------

      Net increase (decrease) in net assets resulting from operations                         94,959             (155,075)
                                                                                    -----------------    -----------------

SHARE TRANSACTIONS:
      Surrenders                                                                            (119,017)            (431,680)
      Annuity payments                                                                       (59,104)            (120,774)
      Adjustments to net assets allocated to reserves for annuities
      in course of payment                                                                         0              245,612
                                                                                    -----------------    -----------------

      Net decrease in net assets resulting from share transactions                          (178,121)            (306,842)
                                                                                    -----------------    -----------------

      Total decrease in net assets                                                           (83,162)            (461,917)

NET ASSETS:

      Beginning of period                                                                  6,692,609            7,154,526
                                                                                    -----------------    -----------------

      End of period                                                               $        6,609,447   $        6,692,609
                                                                                    =================    =================


OTHER INFORMATION:

SHARES:
      Redeemed during the year:
      Surrender                                                                               (8,200)             (30,540)
                                                                                    -----------------    -----------------

      Net decrease                                                                            (8,200)             (30,540)
                                                                                    =================    =================

See notes to financial statements.

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------

Selected data for an accumulation unit for the six months ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999, 1998 and 1997 were as follows:

                                     Six Months Ended                                             Year Ended December 31,
                                                      ------------------------------------------------------------------------------
                                      June 30, 2002       2001            2000           1999           1998           1997
                                      --------------- -----------    -----------    -----------    -----------    -----------
                                      UNAUDITED

Unit Value, Beginning of Period         $  13.9968    $   14.3150     $  12.4020     $  11.9530     $  10.6610     $   8.7670

Income from Investment Operations

Net investment income                       0.0715         0.1532         0.1605         0.1170         0.0840         0.1670
Net realized and unrealized gain            0.1244        (0.4714)        1.7525         0.3320         1.2080         1.7270
  (loss)
                                        -----------   ------------    -----------    -----------    -----------    -----------

Total Income (Loss) From
Investment Operations o                     0.1959        (0.3182)        1.9130         0.4490         1.2920         1.8940
                                        -----------   ------------    -----------    -----------    -----------    -----------


Unit Value, End of Period               $  14.1927    $   13.9968     $  14.3150     $  12.4020     $  11.9530     $  10.6610
                                        ===========   ============    ===========    ===========    ===========    ===========


Total Return                                 1.40% #       (2.22%)        15.42%          3.76%         12.12%         20.27%

Net Assets, End of Period             $  6,609,447  $   6,692,609   $  7,154,526   $  8,075,362   $  9,235,930   $  8,473,159

Ratio of Expense to
Average Net Assets                           1.26% *        1.27%          1.20%          1.22%          1.03%          1.27%

Ratio of Net Investment Income to
Average Net Assets                           0.84% *        0.86%          1.40%          0.82%          0.77%          1.74%

Portfolio Turnover Rate                      1.93% #       14.13%         15.42%         76.26%         51.93%        151.40%


o Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units. Dividends are not declared from income and capital gains are not distributed.

# Based on operations for the period shown and, accordingly, are not representive of a full year.

*  Annualized




GREAT-WEST VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
--------------------------------------------------------------------------------

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life Assurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), a wholly-owned subsidiary of Great-West Life. Variable Annuity Account A is registered as an open-end diversified management investment company under the Investment Company Act of 1940, and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity Account A on January 3, 1969.

        Effective April 6, 1984, Great-West Life ceased issuing variable annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific identification.

        Dividend income is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

        Federal Income Taxes

        The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax rules, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge the Variable Annuity Account A if such taxes are imposed in the future.

        Contracts in the Payout Phase

        Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by GWL&A and may result in additional amounts being transferred into the variable annuity account by GWL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to GWL&A.

2.     INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

        GWL&A provides administrative services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. Effective November 1, 1996, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, serves as investment adviser. A daily deduction of .003285% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: 0.2857% for administrative expenses, 0.3863% for mortality risks, 0.0688% for expense risks, and 0.4656% for investment management and advisory services.

        Contract benefit payments are advanced by GWL&A to contract holders on behalf of Variable Annuity Account A. Variable Annuity Account A reimburses GWL&A for these payments periodically.

3.     PURCHASES AND SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $124,978 and $300,798, respectively. For the six months ended June 30, 2002, there were no purchases or sales of U.S. Government securities.

4.       ACCUMULATION UNIT VALUES

              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      January 3, 1969            $         1.00000000           December 31, 1973        $          .98798465
      March 28, 1969             $         1.07468400           March 29, 1974           $          .92504974
      June 27, 1969              $         1.07583259           June 28, 1974            $          .84636772
      September 30, 1969         $         1.04319336           September 30, 1974       $          .69582357
      December 31, 1969          $         1.05956294           December 31, 1974        $          .76438983
      March 31, 1970             $         1.05322327           March 31, 1975           $          .85484991
      June 30, 1970              $          .86337212           June 30, 1975            $          .94523691
      September 30, 1970         $          .98057690           September 30, 1975       $          .86720026
      December 31, 1970          $         1.08416020           December 31, 1975        $          .89703274
      March 31, 1971             $         1.28783953           March 31, 1976           $         1.02654318
      June 30, 1971              $         1.31417688           June 30, 1976            $         1.04254066
      September 30, 1971         $         1.34600160           September 30, 1976       $         1.02175714
      December 31, 1971          $         1.40624309           December 31, 1976        $         1.06312535
      March 31, 1972             $         1.50937876           March 31, 1977           $          .96668709
      June 30, 1972              $         1.46441659           June 30, 1977            $          .97779837
      September 29, 1972         $         1.41141921           September 30, 1977       $          .91543186
      December 31, 1972          $         1.43641768           December 31, 1977        $          .91330430
      March 30, 1973             $         1.14518173           March 31, 1978           $          .88025820
      June 29, 1973              $          .94975920           June 30, 1978            $          .94981303
      September 28, 1973         $         1.12752636           September 30, 1978       $         1.02175412


                                                                                                  (Continued)

5.

ACCUMULATION UNIT VALUES (Continued)

              VALUATION                  ACCUMULATION                  VALUATION                  ACCUMULATION
                DATE                      UNIT VALUE                     DATE                      UNIT VALUE
      --------------------------   --------------------------   ------------------------   ---------------------------
      December 31, 1978          $          .94566769           December 31, 1991        $         5.17489662
      March 31, 1979             $         1.03700469           March 31, 1992           $         5.00089395
      June 30, 1979              $         1.03384794           June 30, 1992            $         4.90045709
      September 30, 1979         $         1.07966980           September 30, 1992       $         4.94334533
      December 31, 1979          $         1.09861144           December 31, 1992        $         5.39680799
      March 31, 1980             $         1.02778990           March 31, 1993           $         5.70268053
      June 30, 1980              $         1.15888482           June 30, 1993            $         5.91443136
      September 30, 1980         $         1.24125856           September 30, 1993       $         6.20352631
      December 31, 1980          $         1.34937658           December 31, 1993        $         6.24551098
      March 31, 1981             $         1.34420316           March 31, 1994           $         6.07099873
      June 30, 1981              $         1.31151501           June 30, 1994            $         5.98373289
      September 30, 1981         $         1.21957549           September 30, 1994       $         6.21184797
      December 31, 1981          $         1.34034823           December 31, 1994        $         6.07070336
      March 31, 1982             $         1.22060069           March 31, 1995           $         6.43386353
      June 30, 1982              $         1.21747890           June 30, 1995            $         6.93539739
      September 30, 1982         $         1.32107048           September 30, 1995       $         7.34349110
      December 31, 1982          $         1.54829628           December 31, 1995        $         7.50058268
      March 31, 1983             $         1.72492408           March 31, 1996           $         7.97167430
      June 30, 1983              $         1.88999803           June 30, 1996            $         8.16277408
      September 30, 1983         $         1.85391985           September 30, 1996       $         8.36088935
      December 31, 1983          $         1.86959830           December 31, 1996        $         8.76699327
      March 31, 1984             $         1.77987261           March 31, 1997           $         9.10319430
      June 30, 1984              $         1.74123169           June 30, 1997            $         9.87479147
      September 30, 1984         $         1.89436321           September 30, 1997       $        10.11055595
      December 31, 1984          $         1.94021457           December 31, 1997        $        10.66148379
      March 31, 1985             $         2.11639231           March 31, 1998           $        10.99141808
      June 30, 1985              $         2.31593116           June 30, 1998            $        11.46520474
      September 30, 1985         $         2.17502453           September 30, 1998       $         9.63105524
      December 31, 1985          $         2.50415588           December 31, 1998        $        11.95317612
      March 31, 1986             $         2.92575544           March 31, 1999           $        12.29221948
      June 30, 1986              $         3.12894373           June 30, 1999            $        13.52815376
      September 30, 1986         $         2.79849885           September 30, 1999       $        12.49689723
      December 31, 1986          $         2.92996949           December 31, 1999        $        12.40218931
      March 31, 1987             $         3.45357315           March 31, 2000           $        12.53233074
      June 30, 1987              $         3.47692861           June 30, 2000            $        12.24858685
      September 30, 1987         $         3.58107036           September 30, 2000       $        13.38557109
      December 31, 1987          $         2.90927633           December 31, 2000        $        14.31497677
      March 31, 1988             $         3.03211290           March 31, 2001           $        13.73607754
      June 30, 1988              $         3.14170371           June 30, 2001            $        14.31362550
      December 31, 1988          $         3.24632490           September 30, 2001       $        12.85597815
      March 31, 1989             $         3.40048089           December 31, 2001        $        13.99677835
      June 30, 1989              $         3.66057985           March 31, 2002           $        15.05815490
      September 30, 1989         $         4.03595925           June 30, 2002            $        14.19273347
      December 31, 1989          $         4.16667314
      March 31, 1990             $         4.10420565
      June 30, 1990              $         4.40575331
      September 30, 1990         $         3.95067300


      December 31, 1990          $         4.09586804
      March 31, 1991             $         4.67731834
      June 30, 1991              $         4.46997251
      September 30, 1991         $         4.70629835                                             (Concluded)

